COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Rental Payments for Operating Leases
At December 31, 2013, obligations under the companies’ operating leases, which expire from 2014 to 2016, for office spaces with initial or remaining lease terms longer than one year were as follows:

Year ending December 31,

2014	$1,284
2015	709
2016	84
Total	$2,077

Revenue from External Customer [Line Items]
Future Minimum Revenues
Future minimum payments in the years ended December 31 under operating leases with initial or remaining term longer than one year as of December 31, 2013, were as follows:

Year ending December 31,

2014	$4,706
2015	4,586
2016	4,355
2017	2,996
2018	2,876
Thereafter	10,231
Total	$29,750

Offshore Supply Business [Member]
Revenue from External Customer [Line Items]
Future Minimum Revenues
The future minimum revenues, before reduction for brokerage commissions, expected to be received on time charter agreements of our PSVs in our Offshore Supply Business chartered in Brazil, with initial or remaining term longer than one year were as follows:

Year ending December 31,

2014	$91,575
2015	81,262
2016	74,704
2017	33,277
Total	$280,818

Ocean Business [Member]
Revenue from External Customer [Line Items]
Future Minimum Revenues
The future minimum revenues, before reduction for brokerage commissions of three of our handy size-small product tanker vessels (one of them leased) in our Ocean Business chartered in South America, expected to be received on time charter agreements, with initial or remaining term longer than one year were as follows:

Year ending December 31,

2014	$21,000
2015	$8,437
2016	$7,720
Total	$37,157